Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Research and development costs, Net of R&D tax credits	$ 225,609	$ 70,191	$ 237,364